Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

August 17, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”)
(1933 Act File No.: 033-00507) (1940 Act File No.: 811-04419)

Dear Sir or Madam:

On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the Trust (on behalf of its series Transamerica AllianceBernstein Dynamic Allocation VP) dated August 16, 2010, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 93) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on August 13, 2010 via EDGAR (Accession Number 0000930413-10-004422).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Transamerica Asset Management, Inc.